The Prudential Insurance Company of America                           Erin C. Schwerzmann
Vice President and Corporate Counsel

                                The Prudential Insurance Company of America
280 Trumbull Street, Hartford CT 06103
Tel 860 534-9177
Erin.Schwerzmann@prudential.com

March 27, 2014

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:           Pruco Life Insurance Company (“Registrant”)
Pruco Life PRUvider Variable Appreciable Account (“Depositor”) (File No. 811-7040)

Dear Commissioners:

On behalf of Pruco Life Insurance Company and the Pruco Life PRUvider Variable Appreciable Account (the “Account”), we hereby submit, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”), that the Annual Reports for the underlying funds for the period ending December 31, 2013 have been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following annual report for the underlying fund:

Filer/Entity:                           The Prudential Series Fund, Inc.
Registration No.:                  811-03623
CIK No.:                                0000711175
Accession No.:                    0001193125-14-073297
Date of Filing:                      02/27/14

If you have any questions regarding this filing, please contact me at (973) 802-9496.

       Sincerely,

       /s/ Erin C. Schwerzmann
    Erin C. Schwerzmann

VIA EDGAR